Share Capital and Capital reserve - Narrative (Details)			3 Months Ended													9 Months Ended				12 Months Ended
	Jul. 10, 2025 USD ($) $ / shares	Nov. 06, 2023 USD ($)	Sep. 30, 2026 EUR (€) $ / shares	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($) $ / shares	Mar. 31, 2026 EUR (€)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($) $ / shares	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($) $ / shares	Sep. 30, 2026 EUR (€) shares	Sep. 30, 2026 USD ($) shares	Sep. 30, 2025 EUR (€)	Sep. 30, 2025 USD ($)	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2025 USD ($) shares	Sep. 30, 2026 $ / shares	Jun. 22, 2026 $ / shares	Dec. 31, 2025 $ / shares	Oct. 16, 2025 $ / shares	Jul. 10, 2024 $ / shares
Disclosure of classes of share capital [line items]
Other reserves			€ 22,500,000					€ (12,900,000)								€ 22,500,000				€ (12,900,000)
Purchase of treasury shares | $		$ 500
Payments to acquire or redeem entity's shares																23,700,000		€ 151,400,000
Dividends paid, ordinary shares per share | $ / shares			€ 0.17		$ 0.17						$ 0.17		$ 0.17		$ 0.17
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares			€ 0.17
Dividends paid, ordinary shares				€ 20,800,000	$ 23,800,000	€ 20,300,000	$ 23,800,000	20,600,000	$ 24,200,000	€ 21,300,000	$ 24,900,000	€ 23,100,000	$ 25,900,000	€ 25,300,000	$ 26,200,000	€ 61,700,000	$ 71,800,000	€ 69,700,000	$ 77,000,000.0
Information about how expected volatility was determined, share options granted																Expected volatility is a measure of the amount by which the Company's share price returns are expected to fluctuate during the life of an option, at the grant date. The expected volatility is estimated based on the historical share price volatility of the Company over a three to five year period, of 27.4% to 29.7%. The historical share price volatility is used as a guide to expected volatility over a period that is commensurate with the expected life of the option. The expected volatility input of 28.8% is calculated as the mean of the Company's volatility over a historical three, four and five-year period.	Expected volatility is a measure of the amount by which the Company's share price returns are expected to fluctuate during the life of an option, at the grant date. The expected volatility is estimated based on the historical share price volatility of the Company over a three to five year period, of 27.4% to 29.7%. The historical share price volatility is used as a guide to expected volatility over a period that is commensurate with the expected life of the option. The expected volatility input of 28.8% is calculated as the mean of the Company's volatility over a historical three, four and five-year period.
Cash flow hedges
Disclosure of classes of share capital [line items]
Other reserves			€ 20,100,000					(16,800,000)								€ 20,100,000				(16,800,000)
Cost of hedging reserve
Disclosure of classes of share capital [line items]
Reserve of change in value of forward elements of forward contracts			€ 2,400,000					€ 3,900,000								€ 2,400,000				3,900,000
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member] | Restricted shares
Disclosure of classes of share capital [line items]
Shares issued, price per share (in dollars per share) | $ / shares	$ 17.11																						$ 10.02		$ 16.71	$ 16.33
Other equity instruments granted in share-based payment arrangement, per director | $	$ 36,738																$ 140,000		$ 140,000
Ordinary shares
Disclosure of classes of share capital [line items]
Shares issued, price per share (in dollars per share) | $ / shares																						$ 10.33		$ 16.28
Transaction costs																				€ 0.4
Number of shares repurchased | shares																2,664,169	2,664,169			21,397,779	21,397,779
Payments to acquire or redeem entity's shares																€ 23,700,000	$ 27,600,000			€ 314.3	$ 348.9